Non-controlling interest (Non-controlling Interests) (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Noncontrolling Interest [Line Items]
Net income		$ 1,111,109
Zhengzhou Jiantou Xinyuan United Real Estate Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Beginning balance		1,111,494
Net income		1,111,109
Other comprehensive income		9,564
Distribution to non-controlling interest shareholders		(2,232,167)
Ending balance